ORDINARY SHARES	9 Months Ended
Sep. 30, 2019
ORDINARY SHARES
ORDINARY SHARES

14   ORDINARY SHARES

On March 19, 2019, the Company completed a public offering in which the Company offered and sold 13,731,343 ADSs (or 109,850,744 Class A ordinary shares), including 1,791,044 ADSs (or 14,328,352 Class A ordinary shares) purchased by the underwriters by exercising their option. The Company raised a total of US$444,699 (RMB2,982,242) in proceeds from this public offering, net of underwriting discounts and commissions and other issuance costs.

As of September 30, 2019, the Company’s outstanding share capital consisted of 1,098,292,941 Class A ordinary shares and 67,590,336 Class B ordinary shares.